LEASES	6 Months Ended
Jun. 30, 2025
Leases
LEASES

NOTE 8 － LEASES

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

The Company has entered into commercial operating leases with various third parties for the use of offices, retail stores and warehouse in various countries. These leases have original terms exceeding 1 year, but not more than 10 years. These operating leases are included in “Right-of-use Assets” on the balance sheet and represent the Company’s right to use the underlying assets during the lease term. The Company’s obligation to make lease payments are included in “Lease liabilities” on the balance sheet.

Supplemental balance sheet information related to operating leases was as follows:

	As of
	December 31, 2024	June 30, 2025
Operating lease:
Right-of-use assets, net	$6,632,749	$7,256,728

Lease liabilities:
Current	$2,100,281	$2,320,101
Non-current	4,883,321	5,285,905
Total lease liabilities	$6,983,602	$7,606,006

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED AND COMBINED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

Operating lease expense for the six months ended June 30, 2024 and 2025 was $995,626 and $1,278,757, respectively.

Other supplemental information about the Company’s operating leases:

	December 31, 2024	June 30, 2025
Weighted average discount rate	2.15-7.59%	2.37-7.59%
Weighted average remaining lease term (years)	0.09-10 years	0.58-9.5 years

Operating lease commitments:

The following table summarizes the future minimum lease payments due under the Company’s operating leases in the next five years and thereafter, as of June 30, 2025:

Year ending December 31,	Amounts
2025 (six months)	$1,335,835
2026	2,109,812
2027	1,610,386
2028	755,752
2029	638,909
Thereafter	1,932,782
Total minimum lease payments	8,383,476
Less: imputed interest	(777,470)
Future minimum lease payments	$7,606,006